Advances for Vessels and Drilling Units under Construction and Acquisitions (Table) (Details) - Advances for vessels under construction and acquisitions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Balance at beginning of year	$ 0	$ 623,984
Advances for drilling units under construction and related costs	0	465,650
Drilling units delivered	0	(728,393)
Deconsolidation of Ocean Rig	0	(361,241)
Balance at end of year	$ 0	$ 0